Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Recognized bad debt allowance	$ 1,307,965	$ 341,667
Balance of accounts receivable	$ 6,158,418